Document and Entity Information	9 Months Ended
Sep. 30, 2020
Cover [Abstract]
Document Type	S-4/A
Amendment Flag	false
Entity Registrant Name	RMG Acquisition Corp.
Entity Central Index Key	0001757932
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-2289787
Entity Address, Address Line One	50 West Street, Suite 40-C
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10006
City Area Code	212
Local Phone Number	785-2579
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	true